INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current income tax expense	$ 756	$ 970
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	(103)	281
Expense / (recovery) arising from previously unrecognized tax assets	2	(647)
Change of tax rates and new legislation	182	(109)
Total deferred income tax expense / (recovery)	81	(475)
Income tax expense	$ 837	$ 495